Note 3 - Inventories	12 Months Ended
Oct. 31, 2021
Notes to Financial Statements
Inventory Disclosure [Text Block]
(3)	Inventories

Inventories as of October 31, 2021 and 2020 consist of the following:

	October 31,
	2021	2020
Finished goods	$4,211,098	$4,663,978
Work in process	4,023,693	4,165,289
Raw materials	7,763,325	8,010,794
Production supplies	305,692	259,706
Total	$16,303,808	$17,099,767